13. Income Taxes: Summary of Non-capital Loss Carryforwards (Details)	Jun. 30, 2020 USD ($)
Tax Credit Carryforward, Amount	$ 8,337,000
Expiration year - 2023
Tax Credit Carryforward, Amount	135,000
Expiration year - 2024
Tax Credit Carryforward, Amount	177,000
Expiration year - 2025
Tax Credit Carryforward, Amount	89,000
Expiration year - 2027
Tax Credit Carryforward, Amount	1,075,000
Expiration year - 2028
Tax Credit Carryforward, Amount	969,000
Expiration year - 2029
Tax Credit Carryforward, Amount	1,035,000
Expiration year - 2030
Tax Credit Carryforward, Amount	600,000
Expiration year - 2031
Tax Credit Carryforward, Amount	416,000
Expiration year - 2032
Tax Credit Carryforward, Amount	432,000
Expiration year - 2033
Tax Credit Carryforward, Amount	437,000
Expiration year - 2034
Tax Credit Carryforward, Amount	376,000
Expiration year - 2035
Tax Credit Carryforward, Amount	590,000
Expiration year - 2036
Tax Credit Carryforward, Amount	417,000
Expiration year - 2037
Tax Credit Carryforward, Amount	419,000
Expiration year - 2038
Tax Credit Carryforward, Amount	543,000
Expiration year - 2039
Tax Credit Carryforward, Amount	417,000
Expiration year - 2040
Tax Credit Carryforward, Amount	210,000
CANADA
Tax Credit Carryforward, Amount	7,936,000
CANADA | Expiration year - 2023
Tax Credit Carryforward, Amount	0
CANADA | Expiration year - 2024
Tax Credit Carryforward, Amount	0
CANADA | Expiration year - 2025
Tax Credit Carryforward, Amount	0
CANADA | Expiration year - 2027
Tax Credit Carryforward, Amount	1,075,000
CANADA | Expiration year - 2028
Tax Credit Carryforward, Amount	969,000
CANADA | Expiration year - 2029
Tax Credit Carryforward, Amount	1,035,000
CANADA | Expiration year - 2030
Tax Credit Carryforward, Amount	600,000
CANADA | Expiration year - 2031
Tax Credit Carryforward, Amount	416,000
CANADA | Expiration year - 2032
Tax Credit Carryforward, Amount	432,000
CANADA | Expiration year - 2033
Tax Credit Carryforward, Amount	437,000
CANADA | Expiration year - 2034
Tax Credit Carryforward, Amount	376,000
CANADA | Expiration year - 2035
Tax Credit Carryforward, Amount	590,000
CANADA | Expiration year - 2036
Tax Credit Carryforward, Amount	417,000
CANADA | Expiration year - 2037
Tax Credit Carryforward, Amount	419,000
CANADA | Expiration year - 2038
Tax Credit Carryforward, Amount	543,000
CANADA | Expiration year - 2039
Tax Credit Carryforward, Amount	417,000
CANADA | Expiration year - 2040
Tax Credit Carryforward, Amount	210,000
INDONESIA
Tax Credit Carryforward, Amount	401,000
INDONESIA | Expiration year - 2023
Tax Credit Carryforward, Amount	135,000
INDONESIA | Expiration year - 2024
Tax Credit Carryforward, Amount	177,000
INDONESIA | Expiration year - 2025
Tax Credit Carryforward, Amount	89,000
INDONESIA | Expiration year - 2027
Tax Credit Carryforward, Amount	0
INDONESIA | Expiration year - 2028
Tax Credit Carryforward, Amount	0
INDONESIA | Expiration year - 2029
Tax Credit Carryforward, Amount	0
INDONESIA | Expiration year - 2030
Tax Credit Carryforward, Amount	0
INDONESIA | Expiration year - 2031
Tax Credit Carryforward, Amount	0
INDONESIA | Expiration year - 2032
Tax Credit Carryforward, Amount	0
INDONESIA | Expiration year - 2033
Tax Credit Carryforward, Amount	0
INDONESIA | Expiration year - 2034
Tax Credit Carryforward, Amount	0
INDONESIA | Expiration year - 2035
Tax Credit Carryforward, Amount	0
INDONESIA | Expiration year - 2036
Tax Credit Carryforward, Amount	0
INDONESIA | Expiration year - 2037
Tax Credit Carryforward, Amount	0
INDONESIA | Expiration year - 2038
Tax Credit Carryforward, Amount	0
INDONESIA | Expiration year - 2039
Tax Credit Carryforward, Amount	0
INDONESIA | Expiration year - 2040
Tax Credit Carryforward, Amount	$ 0